FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED JULY 10, 2015 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE ALPS/CORECOMMODITYMANAGEMENT COMPLETECOMMODITIES STRATEGY FUND (THE "FUND") DATED FEBRUARY 28, 2015

Effective July 27, 2015, Satch Chada is no longer serving as a Co-Portfolio Manager of the Fund or the Cayman Subsidiary.  Therefore, all references to Satch Chada in the Prospectus and Statement of Additional Information are hereby deleted as of that date.  Robert B. Hyman, Senior Vice President of CoreCommodity Management, LLC, will remain as the Portfolio Manager of the Fund and the Cayman Subsidiary.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.